Stock-Based Compensation - Summary of Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 127	$ 118	$ 14,764	$ 358	$ 476	$ 771
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	20	21	60	66	79	64
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 107	$ 97	$ 14,704	$ 292	$ 397	$ 707